COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES	COMMITMENTS AND CONTINGENT LIABILITIES
ACCOUNTING POLICY
Contingent liabilities are liabilities of uncertain timing or amount and are not recognized until we have a present obligation as a result of a past event, it is probable that we will experience an outflow of resources embodying economic benefits to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

We disclose our contingent liabilities unless the possibility of an outflow of resources in settlement is remote.

JUDGMENTS
We are exposed to possible losses related to various claims and lawsuits against us for which the outcome is not yet known. We therefore make significant judgments in determining the probability of loss when we assess contingent liabilities.
SUMMARY OF COMMITMENTS
Below is a summary of the future minimum payments for our contractual commitments that are not recognized as liabilities as at December 31, 2023.

	Less than			After
(In millions of dollars)	1 Year	1-3 Years	4-5 Years	5 Years	Total

Player contracts [1]	181	241	64	—	486
Purchase obligations [2]	559	448	187	265	1,459
Program rights [3]	734	1,000	173	60	1,967

Total commitments	1,474	1,689	424	325	3,912
[1]    Toronto Blue Jays players' salary contracts into which we have entered and are contractually obligated to pay.
[2]    Contractual obligations under service, product, and wireless device contracts to which we have committed.
[3]    Agreements into which we have entered to acquire broadcasting rights for sports broadcasting programs and films for periods in excess of one year at contract inception.

Below is a summary of our other contractual commitments that are not included in the table above.

As at December 31
(In millions of dollars)	2023

Acquisition of property, plant and equipment	263
Acquisition of intangible assets [1]	475
Our share of commitments related to associates and joint ventures	306

Total other commitments	1,044
[1] Relates to 3800 MHz spectrum licences won at auction in late 2023, $95 million of which was paid in January 2024.

CONTINGENT LIABILITIES
We have the following contingent liabilities as at December 31, 2023:

July 2022 network outage
As a result of the network outage that occurred on July 8, 2022, a total of four applications were filed in the Quebec Superior Court seeking authorization to commence a class action against Rogers in relation to this network outage. One of the applications was subsequently withdrawn. Two additional applications have since been suspended. The remaining application seeks to institute a class action on behalf of all persons who, among other things, experienced a wireless or wireline service interruption as a result of, or were otherwise impacted by, the outage. The application claims various damages, including, among others, contractual damages, damages for lost profits, and punitive damages.

At this time, we are unable to assess the likelihood of success of the active application or the suspended applications, or predict the magnitude of any liability we might incur by virtue of the claims underlying those applications or any corresponding or similar claims that may be brought against us in the future. As such, we have not recognized a liability for this contingency. If successful, one of those claims could have a material adverse effect on our business, financial results, or financial condition. It is also possible that similar or corresponding claims could be filed in other jurisdictions.

System access fee - Saskatchewan
In 2004, a class action was commenced against providers of wireless communications in Canada under the Class Actions Act (Saskatchewan). The class action relates to the system access fee wireless carriers charge to some of their customers. The plaintiffs are seeking unspecified damages and punitive damages, which would effectively be a reimbursement of all system access fees collected.

In 2007, the Saskatchewan Court granted the plaintiffs' application to have the proceeding certified as a national, "opt-in" class action where affected customers outside Saskatchewan must take specific steps to participate in the proceeding. In 2008, our motion to stay the proceeding based on the arbitration clause in our wireless service agreements was granted. The Saskatchewan Court directed that its order, in respect of the certification of the action, would exclude customers who are bound by an arbitration clause from the class of plaintiffs.

In 2009, counsel for the plaintiffs began a second proceeding under the Class Actions Act (Saskatchewan) asserting the same claims as the original proceeding. If successful, this second class action would be an "opt-out" class proceeding. This second proceeding was ordered conditionally stayed on the basis that it was an abuse of process.
At the time the Saskatchewan class action was commenced, corresponding claims were filed in multiple jurisdictions across Canada. The claims in all provinces other than Saskatchewan have now been dismissed or discontinued. We have not recognized a liability for this contingency.

911 fee
In June 2008, a class action was launched in Saskatchewan against providers of wireless communications services in Canada. It involves allegations of breach of contract, misrepresentation, and false advertising, among other things, in relation to the 911 fee that had been charged by us and the other wireless telecommunication providers in Canada. The plaintiffs are seeking unspecified damages and restitution. The plaintiffs intend to seek an order certifying the proceeding as a national class action in Saskatchewan. We have not recognized a liability for this contingency.

Income taxes
We provide for income taxes based on all of the information that is currently available and believe that we have adequately provided for these items. The calculation of applicable taxes in many cases, however, requires significant judgment (see note 14) in interpreting tax rules and regulations. Our tax filings are subject to audits, which could materially change the amount of current and deferred income tax assets and liabilities and provisions, and could, in certain circumstances, result in the assessment of interest and penalties.

Other claims
There are certain other claims and potential claims against us. We do not expect any of these, individually or in the aggregate, to have a material adverse effect on our financial results.

Outcome of proceedings
In addition to the legal proceedings described above, we are involved in various other disputes, governmental and/or regulatory inspections, investigations and proceedings, and other litigation matters. Such legal proceedings can be complex, costly, and highly disruptive to our business operations by diverting the attention and energy of management and other key personnel. It is not possible for us to predict the outcome of such legal proceedings due to the various factors and uncertainties involved in the legal process. Potential outcomes include judgment, awards, settlements, or orders that could have a material adverse effect on our business, reputation, financial condition and results. Legal proceedings could impose restraints on our current or future manner of doing business. The amounts ultimately paid or received upon settlement or pursuant to a final judgment, order, or decree may differ materially from amounts accrued in our financial statements.

Based on information currently known to us, we believe it is not probable that the ultimate resolution of any of the current legal proceedings to which we are subject, individually or in total, will have a material adverse impact on our business, financial results, or financial condition. If circumstances change and it becomes probable that we will be held liable for claims against us and such claim is estimable, we will recognize a provision during the period in which the change in probability occurs, which could be material to our Consolidated Statements of Income or Consolidated Statements of Financial Position.